Annual Fund Operating Expenses - Class A C Inst Serv Inv R6 Shares - Goldman Sachs Technology Opportunities Fund	Dec. 29, 2021
Class A Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver or Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.24%
Class C Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.47%
Service Fees	0.25%
Shareholder Administration Fees	none
All Other Expenses	0.22%
Total Annual Fund Operating Expenses	2.16%
Fee Waiver or Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.99%
Institutional Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.95%
Service Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.35%
Service Fees	none
Shareholder Administration Fees	0.25%
All Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	1.45%
Investor Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver or Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.99%
Class R6 Shares
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Service Fees	none
Shareholder Administration Fees	none
All Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation and Fee Waiver	0.94%

[1]	The Investment Adviser has agreed to: (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.08% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund. These arrangements will remain in effect through at least December 29, 2022, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.